WARRANTS (Details) - Warrants [Member] - USD ($)	3 Months Ended	12 Months Ended
	May. 31, 2015	Feb. 28, 2015
Warrants Outstanding
Outstanding at Beginning of Period	8,707,726	8,707,726
Issued		5,561,371
Outstanding at End of Period	11,841,971	8,707,726
Weighted Average Exercise Price
Outstanding at Beginning of Period	$ 1.19	$ 1.19
Issued	0.70	1.16
Outstanding at End of Period	$ 1.05	$ 1.19
Average Intrensic Value
Outstanding at Beginning of Period	$ 72,250	$ 72,250
Issued
Outstanding at End of Period		$ 72,250
Weighted Average Remaining Contractual Term
Outstanding at End of Period	3 years 6 months 21 days	3 years 3 months 29 days